Mezzanine Classified Noncontrolling Interests	12 Months Ended
Dec. 31, 2014
Mezzanine Classified Noncontrolling Interests
Mezzanine Classified Noncontrolling Interests

17.Mezzanine Classified Noncontrolling Interests

In November  2014, one of the Company’s subsidiaries Lede Inc., issued 5,673,796 of Series A convertible redeemable preferred shares (the ‘‘Preferred Shares’’) to certain investors, including LNT Investment Holdings (PTC) Limited (‘‘LNT Holdings’’), Shining Globe International Limited (‘‘Shining Globe’’) and two Directors of the Company, for US$3.74 per share in exchange of a total consideration of US$21.2 million (RMB130.4 million). LNT Holdings is a private trust company incorporated under the laws of the British Virgin Islands, controlled by a group of employees of the Group (other than the employees of Lede). Shining Globe is a private company incorporated under the laws of the British Virgin Islands, controlled by William Lei Ding, the Company’s Chief Executive Officer, director and major shareholder. These preferred shares are recognized as mezzanine classified noncontrolling interest in the consolidated balance sheet as these preferred shares are contingently redeemable upon the occurrence of a conditional event, which is not solely within the control of the Company. No share-based compensation cost was recognized as the subscription price paid by investors was the fair value of the Preferred Shares.

The key terms of the Preferred Shares are summarized as follows:

Conversion

The Preferred Shares will automatically convert into ordinary shares of Lede Inc. upon i) certain conditions being met; or ii) any direct or indirect sale, transfer, assignment or disposition of such number of Preferred Shares by the holder thereof or an affiliate of such holder, or the direct or indirect transfer or assignment of the voting power attached to such number of Preferred Shares through voting proxy or otherwise to any person or entity that is not an affiliate of such holder.

Dividends/Voting/Liquidation

Except as described in this Note 17, the Preferred Shares and the ordinary shares of Lede Inc. rank pari passu and have the same rights, preferences, privileges and restrictions.

Redemption

If certain conditions fail to be met by the one year anniversary of the closing date of the purchase of the Preferred Shares, the holder of the outstanding Preferred Shares has the right to sell to Lede Inc. (or its designated assignee) all (or a portion) of such Preferred Shares in cash, at a price equal to the original purchase price.